February 7, 2022

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217) – Request for Selective Review

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to the following series of the Trust: EQ/ClearBridge Large Cap Growth Portfolio, EQ/PIMCO Total Return Portfolio, Multimanager Aggressive Equity Portfolio, and 1290 VT Convertible Securities Portfolio (each, a “Portfolio” and together, the “Portfolios”).

The Post-Effective Amendment includes a combined Prospectus for EQ/ClearBridge Large Cap Growth Portfolio, EQ/PIMCO Total Return Portfolio, and Multimanager Aggressive Equity Portfolio and a Prospectus for 1290 VT Convertible Securities Portfolio (together, the “Prospectuses”) and a combined Statement of Additional Information (the “SAI”) for the Portfolios. The filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Trust.

The Prospectuses and SAI have been updated to include information regarding portfolio name, investment strategy, sub-adviser, portfolio manager, fee and expense changes, as applicable, for the Portfolios, as summarized below.

Portfolio	Name Change	Investment Strategy Change	Former Sub-Adviser	New Sub-Adviser	Fee and Expense Change
EQ/ClearBridge Large Cap Growth Portfolio	Effective March 21, 2022, to be renamed EQ/ ClearBridge Large Cap Growth ESG Portfolio	Yes	N/A	N/A	N/A

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

February 7, 2022

EQ/PIMCO Total Return Portfolio	Effective March 21, 2022, to be renamed EQ/ PIMCO Total Return ESG Portfolio	Yes	N/A	N/A	N/A

Multimanager Aggressive Equity Portfolio	N/A	Yes	N/A	N/A	N/A

1290 VT Convertible Securities Portfolio	N/A	Yes	Palisade Capital Management, L.L.C.	SSGA Funds Management, Inc.	Yes

The Post-Effective Amendment also is being filed to include certain new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement.

Furthermore, except for the changes described above, the form of the disclosure included in the Post-Effective Amendment in the Prospectuses and SAI does not differ significantly from the corresponding disclosure in the Prospectus and SAI contained in the Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 151 to EQ Advisors Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB, and Class K shares (as applicable) of EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Invesco Global Real Assets Portfolio, and EQ/Value Equity Portfolio (Accession No. 0001193125-21-030324) (February 5, 2021).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Prospectuses and SAI in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 154 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission on April 29, 2021.

The Post-Effective Amendment is scheduled to become effective on April 8, 2022, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by March 24, 2022. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain additional exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

U.S. Securities and Exchange Commission

February 7, 2022

Enclosure

cc:	William MacGregor, Esq.

Maureen Kane, Esq.

Victoria Zozulya, Esq.

Nadia Persaud, Esq.

Equitable Investment Management Group LLC

Fatima Sulaiman, Esq.

K&L Gates LLP